Related party transactions	12 Months Ended
Mar. 31, 2018
Related party transactions

28. Related party transactions

The Bank’s principal related parties consist of HDFC Limited, its principal owner, subsidiaries of HDFC Limited and affiliates of the Bank. Transactions disclosed under “others” primarily consist of transactions with subsidiaries of HDFC Limited and affiliates of the Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are in the normal course of business and are summarized as follows:

Balances payable to related parties are as follows:

	As of March 31,
	2017						2018
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	24,262.8	Rs.	11,708.6	Rs.	35,971.4	Rs.	21,758.0	Rs.	11,771.8	Rs.	33,529.8	US$	515.0
Balances in interest-bearing deposits		739.7		713.4		1,453.1		10,749.7		1,905.0		12,654.7		194.4
Accrued expenses and other liabilities		336.7		—		336.7		327.8		—		327.8		5.0

Total	Rs.	25,339.2	Rs.	12,422.0	Rs.	37,761.2	Rs.	32,835.5	Rs.	13,676.8	Rs.	46,512.3	US$	714.4

Balances receivable from related parties are as follows:

	As of March 31,
	2017						2018
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	38.0	Rs.	38.0	Rs.	—	Rs.	55.0	Rs.	55.0	US$	0.8
Other assets		233.1		2,255.5		2,488.6		288.1		2,317.3		2,605.4		40.0

Total	Rs.	233.1	Rs.	2,293.5	Rs.	2,526.6	Rs.	288.1	Rs.	2,372.3	Rs.	2,660.4	US$	40.8

Purchase of property and equipment from related parties for the years ended March 31, 2017 and 2018 were nil. Purchase and sale of investments from Others for the year ended March 31, 2018 were Rs. 4,565.9 million (previous year Rs. 53,163.0 million) and Rs. 5,099.3 million (previous year Rs. 3,502.0 million), respectively. Investment of Others in the Bank’s tier II bonds for the year ended March 31, 2018 were Rs. 250.0 million (previous year Rs. 1,200.0 million).

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2016						2017						2018
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	1,788.3	Rs.	9,578.1	Rs.	11,366.4	Rs.	2,074.5	Rs.	10,356.4	Rs.	12,430.9	Rs.	2,642.7	Rs.	14,913.5	Rs.	17,556.2	US$	269.6
Interest and Dividend revenue		—		22.9		22.9		—		37.2		37.2		132.8		1,396.9		1,529.7		23.5
Interest expense-Deposits		(72.5)		(212.8)		(285.3)		(55.7)		(117.7)		(173.4)		(59.6)		(115.9)		(175.5)		(2.7)
Non-interest expense-Administrative and other		(2,451.6)		(1,343.1)		(3,794.7)		(3,405.7)		(1,582.2)		(4,987.9)		(4,031.9)		(2,266.8)		(6,298.7)		(96.7)
Non-interest expense-Premises and equipment		(20.5)		(7.6)		(28.1)		(25.3)		(7.7)		(33.0)		(19.8)		(7.6)		(27.4)		(0.4)

Other transactions with the Bank’s principal owner are as follows:

During the years ended March 31, 2017 and March 31, 2018, the Bank purchased loans from the principal owner aggregating Rs. 138,456.5 million and Rs. 56,239.4 million, respectively. Dividends paid to the principal owner during the years ended March 31, 2017 and March 31, 2018 were Rs. 3,735.5 million and Rs. 4,325.3 million, respectively. The Bank also enters into foreign exchange and derivative transactions with its principal owner. The notional principal amount and the mark-to-market gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2018 was Rs. 59,721.4 million (previous year Rs. 6,657.7 million) and Rs. 87.7 million (previous year Rs. 273.3 million), respectively. During the year ended March 31, 2018, the Bank subscribed to debt securities of Rs. 21,050.0 million (previous year Rs. 23,200.0 million) issued by the principal owner. During the year ended March 31, 2018, the Bank issued Guarantees on behalf of its Principal owner and Others for Rs. 2.5 million (previous year Rs.1.2 million) and for Rs. 857.4 million (previous year Rs. 13.4 million), respectively.

For contributions made to provident funds and pension funds set up by the Bank, see note 23 – Retirement benefits.